SHARE-BASED COMPENSATION - Share options outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($) $ / shares shares
Option outstanding
Number outstanding (in shares) | shares	2,018,725
Aggregate intrinsic value | $	$ 57,107
Option exercisable
Number exercisable (in shares) | shares	1,932,124
Aggregate intrinsic value | $	$ 54,768
Additional information
Vested options (in shares) | shares	1,932,124
Options expected to vest (in shares) | shares	86,601
Weighted-average exercise price of options expected to vest (in dollars per share)	$ 12.89
Aggregate intrinsic value of options expected to vest | $	$ 2,339
$5.13
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 5.13
Option outstanding
Number outstanding (in shares) | shares	343,990
Weighted average remaining contractual life in years	4 years 11 months 23 days
Weighted average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value | $	$ 11,968
Option exercisable
Number exercisable (in shares) | shares	343,990
Weighted average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value | $	$ 11,968
$6.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 6.00
Option outstanding
Number outstanding (in shares) | shares	16,250
Weighted average remaining contractual life in years	6 years 4 days
Weighted average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value | $	$ 544
Option exercisable
Number exercisable (in shares) | shares	16,250
Weighted average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value | $	$ 544
$12.89
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 12.89
Option outstanding
Number outstanding (in shares) | shares	1,648,485
Weighted average remaining contractual life in years	9 years 11 months 1 day
Weighted average Exercise price per option (in dollars per share)	$ 12.89
Aggregate intrinsic value | $	$ 44,525
Option exercisable
Number exercisable (in shares) | shares	1,561,884
Weighted average Exercise price per option (in dollars per share)	$ 12.89
Aggregate intrinsic value | $	$ 42,186
$32.92
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 32.92
Option outstanding
Number outstanding (in shares) | shares	10,000
Weighted average remaining contractual life in years	9 years 11 months 1 day
Weighted average Exercise price per option (in dollars per share)	$ 32.92
Aggregate intrinsic value | $	$ 70
Option exercisable
Number exercisable (in shares) | shares	10,000
Weighted average Exercise price per option (in dollars per share)	$ 32.92
Aggregate intrinsic value | $	$ 70